DEBT - Credit Facilities (Details) $ in Millions		12 Months Ended
	Oct. 31, 2024 USD ($)	Dec. 31, 2025
DEBT
Total net debt to EBITDA ratio		4
Senior secured debt to EBITDA ratio		2.25
EBITDA to interest expense, ratio		4
Amended Credit Facility
DEBT
Borrowing capacity	$ 150.0
Debt term	4 years
Amended Credit Facility | Bottom of range | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
DEBT
Borrowings increase in commitment fees interest rate	2.25
Amended Credit Facility | Bottom of range | IFRS Base Rate
DEBT
Borrowings increase in commitment fees interest rate	1.25
Amended Credit Facility | Top of range | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
DEBT
Borrowings increase in commitment fees interest rate	3.25
Amended Credit Facility | Top of range | IFRS Base Rate
DEBT
Borrowings increase in commitment fees interest rate	2.25
Accordion Option
DEBT
Borrowings	$ 75.0